LOSS PER SHARE	6 Months Ended
Dec. 31, 2025
Loss per share
LOSS PER SHARE

NOTE 10 – LOSS PER SHARE

For the six months ended December 31, 2025 and 2024, potential shares of common stock from the unexercised warrants and unexercised options are excluded from diluted net loss per share as such amounts are anti-dilutive.

The following table presents a reconciliation of basic and diluted net loss per share:

	For the Six Months Ended December 31,
	2025	2024

Loss attributable to the Company	$(5,175,002)	$(1,815,843)
Weighted average number of common shares outstanding – Basic	17,807,886	12,755,658
Dilutive securities -unexercised warrants and options	-	-
Weighted average number of common shares outstanding – diluted	17,807,886	12,755,658

Loss per share – Basic	$(0.29)	$(0.14)
Loss per share – Diluted	$(0.29)	$(0.14)

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)